Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Schedule of Investments Classified as Amortized Cost	The following is a detail of such investments:

Fixed-rate
Corporate debt securities	2022		2021
Acquisition cost	Ps.	21	Ps.	24,396
Accrued interest		30		19
Total investments	Ps.	51	Ps.	24,415